INTANGIBLE ASSETS - Changes in the net carrying amount of intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,135.3	$ 983.1
Balance at the end of the period	1,444.0	1,135.3
Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	475.8
Balance at the end of the period	731.6	475.8
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	427.8
Balance at the end of the period	533.1	427.8
Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	55.4
Balance at the end of the period	66.3	55.4
Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	9.5
Balance at the end of the period	9.5	9.5
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	166.8
Balance at the end of the period	103.5	166.8
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	2,189.5	1,956.2
Additions	496.9	197.4
Net change in additions financed with accounts payable	(11.2)	64.6
Reclassification to assets held for sale		(5.1)
Reclassification	(72.5)
Retirement, disposals and other	(21.4)	(23.6)
Business acquisitions	21.2
Balance at the end of the period	2,602.5	2,189.5
Cost | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	723.5	723.5
Additions	255.8
Balance at the end of the period	979.3	723.5
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,067.7	927.1
Additions	209.6	100.9
Net change in additions financed with accounts payable	(73.9)	(3.5)
Reclassification	80.0	50.4
Retirement, disposals and other	(13.9)	(7.2)
Business acquisitions	1.2
Balance at the end of the period	1,270.7	1,067.7
Cost | Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	119.4	120.7
Additions	2.5	2.6
Reclassification to assets held for sale		(5.1)
Retirement, disposals and other	(5.0)	1.2
Business acquisitions	20.0
Balance at the end of the period	136.9	119.4
Cost | Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	112.1	120.1
Retirement, disposals and other		(8.0)
Balance at the end of the period	112.1	112.1
Cost | Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	166.8	64.8
Additions	29.0	93.9
Net change in additions financed with accounts payable	62.7	68.1
Reclassification	(152.5)	(50.4)
Retirement, disposals and other	(2.5)	(9.6)
Balance at the end of the period	103.5	166.8
Accumulated depreciation and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(1,054.2)	(973.1)
Amortization	116.7	105.5
Reclassification to assets held for sale		3.5
Retirement, disposals and other	12.4	20.9
Balance at the end of the period	(1,158.5)	(1,054.2)
Accumulated depreciation and impairment losses | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)
Accumulated depreciation and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(639.9)	(553.3)
Amortization	105.2	96.5
Retirement, disposals and other	7.5	9.9
Balance at the end of the period	(737.6)	(639.9)
Accumulated depreciation and impairment losses | Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(64.0)	(61.5)
Amortization	11.5	9.0
Reclassification to assets held for sale		3.5
Retirement, disposals and other	4.9	3.0
Balance at the end of the period	(70.6)	(64.0)
Accumulated depreciation and impairment losses | Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(102.6)	(110.6)
Retirement, disposals and other		8.0
Balance at the end of the period	$ (102.6)	$ (102.6)